Line of Credit	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Line Of Credit Facility [Abstract]
Line Of Credit Facility Disclosure [Text Block]
Note 3. Line of Credit

The Company entered into a Loan and Security Agreement with Silicon Valley Bank (“SVB”) on July 23, 2010, which as amended, provides for a revolving line of credit for the lesser of $4,000,000, or 80% of eligible accounts receivable. The line of credit matures on October 31, 2015, and is subject to certain financial and performance covenants with which we were in compliance as of September 30, 2013. The line of credit bears interest at the prime rate plus 2.5% for periods in which the Company maintains an account balance with SVB (less all indebtedness owed to SVB) of at least $800,000 at all times during the prior calendar month (the “Streamline Period”), and at the prime rate plus 5.25% when a Streamline Period is not in effect. The interest rate on the line of credit was 6.5% as of September 30, 2013. The line of credit is secured by all of the Company’s and its subsidiaries’ assets, excluding TAAG’s assets.

There were no outstanding borrowings under the line as of September 30, 2013 and June 30, 2013, respectively.  As of September 30, 2013 and June 30, 2013, approximately $1,840,000 and $2,000,000, respectively, of available credit was unused under the line of credit.

Note 7.  Line of Credit

The Company entered into a Loan and Security Agreement with Silicon Valley Bank (“SVB”) on July 23, 2010, which as amended, provides for a $4,000,000 revolving line of credit that matures on October 31, 2013.  On February 8, 2012, the Company entered into an Amendment to the Loan and Security Agreement pursuant to which SVB waived our failure to comply with the minimum tangible net worth financial covenant set forth in the Loan Agreement for the compliance period ending December 31, 2011, the parties agreed to amend the minimum tangible net worth required for various periods in calendar year 2012, and the parties agreed that the principal amount outstanding under the revolving line shall accrue interest at the prime rate plus 2.5% for periods in which the Company maintains an account balance with SVB (less all indebtedness owed to SVB) of at least $800,000 at all times during the prior calendar month (the “Streamline Period”), and at the prime rate plus 4.5% when a Streamline Period is not in effect.  The interest rate on the line of credit was 6.5% as of June 30, 2013.  The line of credit is secured by all of the Company’s and its subsidiaries’ assets, excluding TAAG’s assets.

The line of credit is subject to certain financial and performance covenants with which the Company was in compliance as of June 30, 2013.  The balance outstanding as of June 30, 2013 and 2012 was $0 and $1,000,000, respectively.  As of June 30, 2013 and 2012, approximately $2,000,000 and $1,875,000, respectively, of available credit was unused under the line of credit.